Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.4%
Invesco QQQ Trust Series 1(a)(b)
(Cost $4,484,810) ........................................................... 11,346 $ 3,641,272
Number of
Contracts Notional Amount
Purchased Options – 0.6%
Calls – Exchange-Traded – 0.5%
S&P 500 Index, April Strike Price $4,200, Expires 4/21/23 ............... 1 $ 420,000 2,600
S&P 500 Index, June Strike Price $4,120, Expires 6/16/23 ............... 1 412,000 14,320
S&P 500 Mini Index, May Strike Price $427, Expires 5/19/23 ............. 8 341,600 3,000
19,920
Puts – Exchange-Traded – 0.1%
S&P 500 Mini Index, April Strike Price $396, Expires 4/21/23 ............. 6 237,600 1,245
S&P 500 Mini Index, May Strike Price $363, Expires 5/19/23 ............. 19 689,700 2,565
3,810
Total Purchased Options (Cost $35,177) ........................................................... 23,730
Shares
Money Market Funds – 0.0%†
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(c)
(Cost $608) ................................................................ 608 608
Total Investments – 100.0%
(Cost $4,520,595) ........................................................................... $ 3,665,610
Liabilities in Excess of Other Assets – (0.0)%† ...................................................... (1,799)
Net Assets – 100.0% .......................................................................... $ 3,663,811
Number of
Contracts Notional Amount
Written Options – (0.2)%
Calls – Exchange-Traded – (0.2)%
S&P 500 Index, June Strike Price $4,310, Expires 6/16/23 ............... (1) $ (431,000) $ (5,100)
Puts – Exchange-Traded – (0.0)%†
S&P 500 Mini Index, May Strike Price $345, Expires 5/19/23 ............. (19) (655,500) (1,330)
Total Written Options (Premiums Received $8,497) ................................................... $ (6,430)
† Less than 0.05%
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.invesco.com.
(b) Securities with an aggregate market value of $2,406,975 have been pledged as collateral for options as of March 31, 2023.
(c) Rate shown reflects the 7-day yield as of March 31, 2023.

Simplify Nasdaq 100 PLUS Convexity ETF
Schedule of Investments
(Continued)
March 31, 2023 (Unaudited)
2
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.4%
Purchased Options ............................................................................... 0.6%
Money Market Funds ............................................................................. 0.0%†
Total Investments ................................................................................ 100.0%
Liabilities in Excess of Other Assets .................................................................. (0.0)%†
Net Assets ..................................................................................... 100.0%